Revenue information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue information
Total revenues	¥ 1,717,437	¥ 1,313,992	¥ 3,561,994	$ 491,222	¥ 2,779,063	¥ 2,241,063
Point in time
Revenue information
Total revenues	1,617,929	1,206,043	3,349,256		2,590,714	2,068,222
Over time
Revenue information
Total revenues	99,508	107,949	212,738		188,349	172,841
Sales of goods revenues
Revenue information
Total revenues	1,264,263	858,080	2,433,964	335,659	1,983,817	1,678,234
Automotive computing platform
Revenue information
Total revenues	1,053,901	608,078	1,690,569		1,423,548	1,265,227
SoC Core Modules
Revenue information
Total revenues	200,255	188,338	660,554		333,421	203,402
Automotive merchandise and other products
Revenue information
Total revenues	10,107	61,664	82,841		226,848	209,605
Software license revenues .
Revenue information
Total revenues	215,641	78,995	404,469		261,265	71,297
Service revenues
Revenue information
Total revenues	237,533	376,917	723,561	$ 99,784	533,981	491,532
Automotive computing Platform - Design and development service
Revenue information
Total revenues	119,291	241,090	468,770		306,358	297,801
Connectivity service
Revenue information
Total revenues	99,508	107,949	212,738		188,349	172,841
Other services
Revenue information
Total revenues	¥ 18,734	¥ 27,878	¥ 42,053		¥ 39,274	¥ 20,890